Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities
Net income	$ 10,986	$ 8,121
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	2,979	10,373
Depreciation and amortization	2,123	1,934
Amortization of intangibles	429	478
Deferred tax benefit	679	(567)
Investment securities gains	(939)	(1,610)
Stock-based compensation	1,557	1,774
Originations and purchases of loans held-for-sale	(41,637)	(14,259)
Proceeds from sales, securitizations and paydowns of loans held-for-sale	42,444	18,374
Net change in trading assets	34,934	17,953
Net change in securities borrowed	2,095	(2,620)
Net change in accrued interest and accounts receivable	(10,151)	9,270
Net change in other assets	1,172	(18,675)
Net change in trading liabilities	(7,627)	19,396
Net change in accounts payable and other liabilities	12,993	(1,066)
Other operating adjustments	(6,688)	3,149
Net cash provided by operating activities	58,725	45,727
Investing activities
Net change in deposits with banks	(148,193)	23,866
Net change in federal funds sold and securities purchased under resale agreements	9,195	(3,343)
Held-to-maturity securities:
Proceeds	3	4
Available-for-sale securities:
Proceeds from maturities	39,902	57,012
Proceeds from sales	42,994	77,754
Purchases	(83,322)	(102,291)
Proceeds from sales and securitizations of loans held-for-investment	7,755	5,850
Other changes in loans, net	(14,133)	13,138
Net cash used in business acquisitions or dispositions	(14)	(6)
All other investing activities, net	6	1,690
Net cash (used in)/provided by investing activities	(145,807)	73,674
Financing activities
Deposits	110,896	(46,179)
Federal funds purchased and securities loaned or sold under repurchase agreeme	(22,499)	(24,023)
Commercial paper and other borrowed funds	12,669	(963)
Beneficial interests issued by consolidated variable interest entities	(566)	(2,273)
Proceeds from long-term borrowings and trust preferred capital debt securities	36,855	20,894
Payments of long-term borrowings and trust preferred capital debt securities	(42,132)	(58,424)
Excess tax benefits related to stock-based compensation	776	21
Treasury stock purchased	(3,575)	(135)
Dividends paid	(1,565)	(745)
All other financing activities, net	(1,534)	(497)
Net cash provided by/(used in) financing activities	89,325	(112,324)
Effect of exchange rate changes on cash and due from banks	656	(477)
Net increase in cash and due from banks	2,899	6,600
Cash and due from banks at the beginning of the period	27,567	26,206
Cash and due from banks at the end of the period	30,466	32,806
Cash interest paid	7,544	6,363
Cash income taxes paid, net	$ 4,753	$ 5,361